Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurment Using Significant Unobservable Inputs, Assets (Level 3 Only)
Beginning balance	$ 233	$ 263
Total gains or losses (realized and unrealized):
Included in earnings	90	(20)
Included in other comprehensive income (loss)	(7)	(10)
Purchases	0	0
Settlements	(236)	0
Transfer in due to Merger	1,640
Ending balance	1,720	233
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	80	(20)
Gains or losses (realized and unrealized):
Redemption value adjustment	85,000
Other Securities
Fair Value Measurment Using Significant Unobservable Inputs, Assets (Level 3 Only)
Beginning balance	233	263
Total gains or losses (realized and unrealized):
Included in earnings	10	(20)
Included in other comprehensive income (loss)	(7)	(10)
Purchases	0	0
Settlements	(236)	0
Ending balance	0	233
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	0	(20)
Derivative Assets
Fair Value Measurment Using Significant Unobservable Inputs, Assets (Level 3 Only)
Beginning balance	0	0
Total gains or losses (realized and unrealized):
Included in earnings	80	0
Included in other comprehensive income (loss)	0	0
Purchases	0	0
Settlements	0	0
Transfer in due to Merger	1,640
Ending balance	1,720	0
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	80	0
Redeemable noncontrolling interest
Fair Value Measurment Using Significant Unobservable Inputs, Liabilities (Level 3 Only)
Beginning balance	7,700	7,546
Gains or losses (realized and unrealized):
Included in earnings	40	1,923
Included in other comprehensive income (loss)	6	(5)
Purchases		0
Settlements		0
Distributions paid	(1,055)	(1,309)
Redemption value adjustment	840	(455)
Ending balance	7,531	7,700
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$ 0	$ 0